Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 325	€ (553)	€ 456
Movement in foreign currency translation and net foreign investment hedging reserves	594	848	(1,015)
Disposal of a business	150	8	(7)
Tax effect	(12)	3	(7)
Equity movements of joint ventures	(63)	25	12
Equity movements of associates	3	(6)	7
Transfers to disposal groups	0
Ending balance	997	325	(553)
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	596	(402)	799
Movement in foreign currency translation and net foreign investment hedging reserves	710	1,013	(1,209)
Disposal of a business	102	10	(5)
Tax effect	(28)	(24)	12
Equity movements of joint ventures	0
Equity movements of associates	0
Transfers to disposal groups	0
Ending balance	1,379	596	(402)
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(338)	(199)	(374)
Movement in foreign currency translation and net foreign investment hedging reserves	(116)	(165)	195
Disposal of a business	67	(2)	0
Tax effect	16	27	(19)
Ending balance	(371)	(338)	(199)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	67	48	31
Disposal of a business	(18)		(2)
Equity movements of joint ventures	(63)	25	12
Equity movements of associates	3	(6)	7
Transfers to disposal groups	0
Ending balance	€ (11)	€ 67	€ 48